Other Financial Assets (Non-current) - Summary of Other Financial Assets (Non-current) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	₨ 9,111.4	$ 131.8	₨ 28,469.0
Loans to channel partners	1,804.9	26.1	2,787.2
Advance and other receivables recoverable in cash	9,682.3	140.0	10,728.4
Margin money with banks	3,290.7	47.6	1,048.0
Government grants receivables	5,080.8	73.5	4,671.4
Loans to employees	262.9	3.8	280.6
Restricted deposits	751.1	10.9	690.6
Loans to joint arrangements	37.5	0.5
Others	2,144.4	30.9	1,917.6
Total	₨ 32,166.0	$ 465.1	₨ 50,592.8